UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	August 12, 2002

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		106
Form 13F Information Table Value Total:		$144,690

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company (fmly. Minnesota Mi COM              604059105     1685    13700 SH       SOLE                    13700
ASA Limited                    COM              002050102      920    30000 SH       SOLE                    30000
AT & T Corp.                   COM              001957109      258    24146 SH       SOLE                    24146
AT&T Wireless Services, Inc.   COM              00209a106      753   128797 SH       SOLE                   127723              1074
Abbott Laboratories            COM              002824100     2172    57697 SH       SOLE                    57697
Aberdeen Asia-Pacific Income F COM              318653102      417    87432 SH       SOLE                    85432              2000
Aberdeen Australia Equity Fund COM              318652104      115    18425 SH       SOLE                    18425
Accrue Software, Inc.          COM              00437W102       12    74000 SH       SOLE                    74000
Adaptec                        COM              00651F108      442    56000 SH       SOLE                    54500              1500
Advanced Micro Devices         COM              007903107      386    39760 SH       SOLE                    38760              1000
Agilent Technologies Inc.      COM              00846U101      628    26548 SH       SOLE                    26548
American Express               COM              025816109     2139    58880 SH       SOLE                    57880              1000
Applied Signal Technology      COM              038237103      573    47200 SH       SOLE                    46200              1000
AvalonBay Communities (formerl COM              072012107      476    10200 SH       SOLE                    10200
Avista (formerly Washington Wa COM              940688104      273    19800 SH       SOLE                    19700               100
BP p.l.c. ADR                  COM              055622104     1424    28199 SH       SOLE                    28199
BRE Properties                 COM              05564E106     1949    62656 SH       SOLE                    61656              1000
BancOne                        COM              06423A103     2080    54060 SH       SOLE                    54060
BellSouth Corp.                COM              079860102      555    17609 SH       SOLE                    17609
Boeing Co.                     COM              097023105     1291    28687 SH       SOLE                    28687
Boston Scientific              COM              101137107      604    20600 SH       SOLE                    20200               400
Brascan Corp.   (formerly Edpe COM              280905803     1861    81000 SH       SOLE                    79450              1550
CSX Corp.                      COM              126408103      403    11500 SH       SOLE                    11500
ChevronTexaco Corporation      COM              166764100     6139    69370 SH       SOLE                    69139               231
Chubb Corporation              COM              171232101     2131    30100 SH       SOLE                    29800               300
Coca-Cola                      COM              191216100      204     3650 SH       SOLE                     3650
Con Agra Inc.                  COM              205887102      698    25250 SH       SOLE                    25250
Consolidated Edison, Inc.      COM              209115104      246     5900 SH       SOLE                     5900
Corning Inc.                   COM              219350105      681   191800 SH       SOLE                   189300              2500
Crescent Real Estate           COM              225756105     1038    55500 SH       SOLE                    54800               700
DNP Select Income Fund (fmly.  COM              264324104     1837   180450 SH       SOLE                   180450
Disney (Walt) Holding Co.      COM              254687106     1173    62042 SH       SOLE                    61542               500
Donnelley (RR) & Sons          COM              257867101     1446    52500 SH       SOLE                    51500              1000
Du Pont                        COM              263534109     2787    62780 SH       SOLE                    62780
Duke-Weeks Realty Corp.        COM              264411505      900    31100 SH       SOLE                    30100              1000
EMC Corp.                      COM              268648102      556    73600 SH       SOLE                    72100              1500
Edison International (formerly COM              281020107      243    14310 SH       SOLE                    14310
Emerson Electric               COM              291011104     3336    62350 SH       SOLE                    62050               300
ExxonMobil                     COM              30231g102     1760    43018 SH       SOLE                    43018
Fleet Boston Financial Corp.   COM              339030108      201     6198 SH       SOLE                     6198
Flextronics, Inc.              COM              Y2573F102       89    12450 SH       SOLE                    12450
Gap Inc.                       COM              364760108      386    27200 SH       SOLE                    27200
General Electric               COM              369604103      508    17471 SH       SOLE                    17471
Gillette Co.                   COM              375766102     2845    83990 SH       SOLE                    83290               700
GlaxoSmithKline plc            COM              37733W105     3900    90410 SH       SOLE                    89910               500
Goldcorp, Inc.                 COM              380956409      348    35000 SH       SOLE                    35000
Heinz (H.J.)                   COM              423074103     1984    48275 SH       SOLE                    47975               300
IShares MSCI Japan Index       COM              464286848      565    67000 SH       SOLE                    67000
Imperial Chemical Industries P COM              452704505     1301    67600 SH       SOLE                    67600
Innkeepers USA Trust           COM              4576J0104      933    97400 SH       SOLE                    96400              1000
Int'l. Flavor & Fragrances     COM              459506101     1103    33950 SH       SOLE                    33950
Intel Corp.                    COM              458140100     2631   144033 SH       SOLE                   143233               800
International Business Machine COM              459200101     2648    36777 SH       SOLE                    36777
Johnson & Johnson              COM              478160104     3157    60400 SH       SOLE                    60400
KLA Tencor Corp.               COM              482480100      710    16150 SH       SOLE                    16150
Kimberly-Clark                 COM              494368103     2034    32800 SH       SOLE                    32800
Koninklijke Royal Ahold ADR    COM              500467303     2290   109038 SH       SOLE                   108018              1020
Kushner Locke Company          COM              501337406        0    10000 SH       SOLE                    10000
Lehman Brothers Holdings Inc.  COM              524908100     4326    69200 SH       SOLE                    68900               300
Liberty Media Corporation Clas COM              530718105     1588   158850 SH       SOLE                   157850              1000
Lilly, Eli                     COM              532457108     1254    22240 SH       SOLE                    22240
Liquid Audio, Inc.             COM              53631T102      206    84200 SH       SOLE                    84200
Loudcloud, Inc.                COM              545735102       15    10500 SH       SOLE                    10500
Lucent Technologies            COM              549463107       44    26340 SH       SOLE                    26340
Merck & Co.                    COM              589331107     1641    32400 SH       SOLE                    32400
Microsoft                      COM              594918104     3978    72720 SH       SOLE                    72320               400
Motorola Inc.                  COM              620076109      668    46300 SH       SOLE                    46300
New Plan Excel Realty Trust    COM              648053106     1903    91350 SH       SOLE                    90850               500
Newmont Mining                 COM              651639106     3308   125651 SH       SOLE                   124151              1500
Norfolk Southern               COM              655844108      234    10000 SH       SOLE                    10000
Nortel Networks Corporation    COM              665815106       71    49157 SH       SOLE                    49157
Oracle Corp.                   COM              68389X105     2888   304945 SH       SOLE                   303945              1000
PACCAR Inc.                    COM              693718108      306     6900 SH       SOLE                     6900
PG&E Corporation               COM              69331C108      805    44992 SH       SOLE                    44992
Pepsico Inc.                   COM              713448108     2736    56756 SH       SOLE                    56456               300
Pfizer Inc.                    COM              717081103     2136    61035 SH       SOLE                    61035
Pharmacia Corporation (formerl COM              611662107      262     7000 SH       SOLE                     7000
Philip Morris Cos.             COM              718154107      243     5569 SH       SOLE                     5569
Plum Creek Timber Company, Inc COM              729251108      660    21500 SH       SOLE                    21000               500
Procter & Gamble               COM              742718109    18643   208771 SH       SOLE                   208571               200
Royal Caribbean Cruises        COM              V7780T103      252    12900 SH       SOLE                    12900
Royal Dutch Petroleum          COM              780257804      290     5250 SH       SOLE                     5250
SBC Communications             COM              78387G103     3407   111695 SH       SOLE                   110965               730
Safeguard Scientifics          COM              786449108      429   214300 SH       SOLE                   214100               200
Safeway Inc.                   COM              786514208      467    16000 SH       SOLE                    16000
Sara Lee                       COM              803111103     1789    86657 SH       SOLE                    86157               500
Schering Plough                COM              806605101     1461    59400 SH       SOLE                    58900               500
Scottish Power PLC ADS (frmly  COM              81013t705      232    10843 SH       SOLE                    10843
Silicon Valley Bancshares      COM              827064106      264    10000 SH       SOLE                    10000
Sun Microsystems Inc.          COM              866810104      349    69750 SH       SOLE                    69750
Trizec Canada, Inc.            COM              896874104      194    12021 SH       SOLE                    12021
Unilever PLC                   COM              904767704     2746    75200 SH       SOLE                    75200
Union Pacific Corp.            COM              907818108      411     6500 SH       SOLE                     6500
United Dominion Realty Trust   COM              910197102      277    17600 SH       SOLE                    17600
United Parcel Service          COM              911312106      332     5375 SH       SOLE                     5375
United Technologies            COM              913017109     2115    31150 SH       SOLE                    31150
Verisign                       COM              92343E102      118    16352 SH       SOLE                     4000             12352
Verizon Corporation            COM              92343V104     1806    44980 SH       SOLE                    44828               152
Visteon Corporation            COM              92839U107      493    34686 SH       SOLE                    34486               200
Wachovia Corporation New       COM              929903102      725    19000 SH       SOLE                    19000
Washington REIT SBI            COM              939653101      231     8000 SH       SOLE                     8000
Wells Fargo Co. (New)          COM              949746101     3104    61997 SH       SOLE                    61597               400
WorldCom Group                 COM              55268b106       14    60397 SH       SOLE                    59397              1000
BankAmerica Capital IV Pfd. Y  PFD              066044207      220     8800 SH       SOLE                     8800
Chase Capital IV 7.34% Series  PFD              16147N208      358    14300 SH       SOLE                    14300
Royal Bank Scotland Pfd. B     PFD              780097309      463    16950 SH       SOLE                    16950
